Shareholder Report, Average Annual Return (Details)		10 Months Ended
	Oct. 02, 2023	Jul. 31, 2024
C000243427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Core ETF
C000243428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Growth ETF
C000243429
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Income ETF
C000243430
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Value ETF
Without Sales Load [Member] | C000243427
Average Annual Return [Line Items]
Average Annual Return, Percent		23.56%
Without Sales Load [Member] | C000243428
Average Annual Return [Line Items]
Average Annual Return, Percent		24.63%
Without Sales Load [Member] | C000243429
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.88%)
Without Sales Load [Member] | C000243430
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		30.33%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ- 100 Total Return Index
Average Annual Return, Percent		31.38%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		9.29%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		26.63%
Foundations Dynamic Core ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		23.46%
Foundations Dynamic Growth ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		24.73%
Foundations Dynamic Income ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.88%)
Foundations Dynamic Value ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		22.97%